Supplemental Disclosures of Cash Flow Information (USD $)	9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013
Cash paid for Interest	$ 188	$ 53,027	$ 53,027	$ 148,392	$ 788,017	$ 788,205
Cash paid for Taxes	0	2,080				16,453
Supplemental Schedule of Non-cash Investing and Financing Activities
Equipment acquired under notes payable	0	0	0	0	45,580	45,580
Common stock issued to Founders	0	0	0	0	40	40
Notes payable and accrued interest converted to preferred stock	0	0	0	0	15,969	15,969
Stock dividend on preferred stock	0	0	0	0	43,884	43,884
Accounts Payable from vendors settled in Common Stock			3,249,990	0	3,249,990
Accounts Payable from consultants settled with Common Stock	12,307	62,275	62,275	0	114,253	126,560
Notes payable and embedded derivative liabilities converted to common stock	1,962,599	4,636,255	9,324,971	4,149,114	15,160,221	10,604,969
Intangible assets acquired with notes payable	0	0	0	0	360,000	360,000
Intangible assets acquired with common stock	0	0	0	0	70,000	70,000
Debt discount in connection with recording the original value of the embedded derivative liability		306,568	306,568	3,505,605	6,473,385	6,473,385
Allocation of the original secured convertible debentures to warrants	0	0	0	0	214,950	214,950
Allocation of the warrants on convertible notes as debt discount		279,807	571,207	778,052	3,001,806	2,710,406
Cancellation of note receivable in connection with preferred stock redemption	0	0	0	(3,051,000)	(3,051,000)	(3,051,000)
Note receivable in connection with exercise of warrants	0	0	0	2,389,500	9,998,210	9,998,210
Common stock issued in exchange for warrants	0	134,796	134,796	0	134,796	134,796
Warrants Issued in connection with issuance of common stock	0	0	517,797	0	2,023,347	1,505,550
Warrants Issued in connection with issuance of preferred stock	$ 0	$ 0	$ 0	$ 0	$ 3,587,625	$ 3,587,625